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                                    [GRAPHIC]




                                            NEW ENGLAND FINANCIAL

                                                   Variable Products

      ANNUAL REPORTS
      DECEMBER 31, 2001



                                        Drowning in paper      Go
                                        Paperless      Go Electronic

                                        New England Financial now offers
                                        electronic access to your variable
                                         annuity and variable life

                                        annual and semi-annual reports,
                                        prospectuses and other consumer
                                        information. Takes only minutes to
                                        enroll. Simply visit:

                                                www.NEF.esourcelink.net

                                        Make sure that you have your contract
                                        or policy number handy. To enroll,
                                        you'll need to enter it.
                                                  Not part of Annual Reports
[LOGO] NEF
NEW ENGLAND FINANCIAL
A MetLife Affliate

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                               TABLE OF CONTENTS

                            NEW ENGLAND ZENITH FUND


         Economic Review.....................................      A-1

         State Street Research Money Market Series........... NEZF-1

         Salomon Brothers Strategic Bond Opportunities Series NEZF-7

         Salomon Brothers U.S. Government Series............. NEZF-18

         State Street Research Bond Income Series............ NEZF-24

         Balanced Series..................................... NEZF-34

         MFS Total Return Series............................. NEZF-47

         Alger Equity Growth Series.......................... NEZF-57

         Capital Growth Series............................... NEZF-63

         Davis Venture Value Series.......................... NEZF-68

         Harris Oakmark Mid Cap Value Series................. NEZF-74

         Loomis Sayles Small Cap Series...................... NEZF-79

         MFS Investors Trust Series.......................... NEZF-87

         MFS Research Managers Series........................ NEZF-95

         Westpeak Growth and Income Series................... NEZF-102

         Notes to Financial Statements....................... NEZF-108

         Footnotes to Portfolio Managers Commentary.......... NEZF-119

                         METROPOLITAN SERIES FUND, INC


         Lehman Brothers(R) Aggregate Bond Index Portfolio..... MSF-1

         Janus Growth Portfolio................................ MSF-13

         MetLife Stock Index Portfolio......................... MSF-19

         Putnam Large Cap Growth Portfolio..................... MFS-31

         State Street Research Investment Trust Portfolio...... MFS-37

         Janus Mid Cap Portfolio............................... MSF-43

         MetLife Mid Cap Stock Index Portfolio................. MFS-49

         Neuberger Berman Partners Mid Cap Value Portfolio..... MFS-59

         Franklin Templeton Small Cap Growth Portfolio......... MFS-65

         Russell 2000(R) Index Portfolio....................... MFS-73

         State Street Research Aurora Small Cap Value Portfolio MSF-98

         Morgan Stanley EAFE(R) Index Portfolio................ MSF-106

         Putnam International Stock Portfolio.................. MFS-120

         Notes to Financial Statements......................... MFS-127

         Footnotes to Portfolio Managers Commentary............ MFS-137

                          MET INVESTORS SERIES TRUST

Lord Abbett Bond Debenture Portfolio
MFS Mid Cap Growth Portfolio
MFS Research International Portfolio
PIMCO Total Return Portfolio
PIMCO Innovation Portfolio
               AMERICAN FUNDS INSURANCE SERIES_--_CLASS 2 SHARES

American Funds Growth Fund
American Funds Global Small Capitalization Fund
American Funds Growth-Income Fund

                                  IMPORTANT:

   Some funds appearing in this report may not be available under your variable life or variable annuity product.

                                                                 FEBRUARY, 2002

TO OUR POLICYHOLDERS/CONTRACT OWNERS:


We are pleased to provide you with the 2001 Annual Report for the variable life insurance and variable annuity products*. This report includes performance histories, present investments, and financial reports as of December 31, 2001, as well as the outlook and strategy of each fund. It is intended to help you make an informed decision regarding the investment of the contract value of your variable product.

New England Financial and its affiliates offer many variable life and variable annuity products to help you meet your financial objectives. We are committed to meeting your expectations by producing quality products with strong performance potential and excellent personal service. As an added service, New England Financial now offers electronic access to your policy's documents as an alternative to receiving them in the mail. If you're interested in going "paperless'', see the front cover of this report for enrollment instructions.

Please feel free to contact your Registered Representative with any questions you may have regarding your financial objectives. Thank you for choosing a New England Financial Variable product.

Sincerely,
/s/ Mary Ann Brown

Mary Ann Brown
President, New England Financial Products & Services

* Variable products are offered through New England Securities Corporation.

New England Financial is the service mark for New England Life Insurance Company, Boston, MA and related companies.

The National Association of Securities Dealers Regulation, Inc. (NASDR) has a "Public Disclosure Program" which provides current and historical information on registered representatives and Financial Institutions registered with the NASD. If you would like information pertaining to the "Public Disclosure Program", including an informational brochure that describes the program, you may contact the NASD directly by calling the NASDR, Inc. Public Disclosure Hotline at 800-289-9999 or by visiting the NASDR, Inc.'s website at www.nasdr.com.

If you would like to contact New England Financial concerning any aspect of your variable annuity contract, please call our customer service team at 800-435-4117. Please call 800-388-4000 if you have any questions on our variable life products.

Annual reports dated December 31, 2001 of the underlying funds are incorporated herein by reference as the reports sent to contractowners of the New England Variable Annuity Separate Account of New England Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940.

Incorporated by reference is the annual report for all series of New England Zenith Fund as filed on Form N-30D, CIK No. 0000719211, File No. 002-83538.

Incorporated by reference is the annual report for certain portfolios of Metropolitan Series Fund, Inc. as filed on Form N-30D, CIK No. 0000710826, File No. 002-80751.

Incorporated by reference is the annual report for certain portfolios of the Met Investors Series Trust as included in the Fund N-30D, CIK No. 0001126087, File No. 333-48456.

Incorporated by reference is the annual report for certain series of the American Funds Insurance Series as included in the Fund N-30D, CIK No. 0000729528, File No. 002-86838.

[LOGO] NEW ENGLAND FINANCIAL
        A MetLife Affiliate

NEW ENGLAND LIFE INSURANCE COMPANY
501 BOYLSTON STREET
BOSTON, MASSACHUSETTS 02116

EQUAL OPPORTUNITY EMPLOYER M/F
(C)2002 NEW ENGLAND LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
This booklet has been prepared for certain variable contract owners of New England Life Insurance Company, Boston, MA and of
Metrolopolitan Life Insurance Company, New York, NY.


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